Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	May 02, 2022	May 02, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	May 02, 2023
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)	$ 10	$ 10
Underwriting fees				$ 1,181,250		$ 1,181,250
Deferred underwriting commissions payable				2,362,500		2,362,500
Representative shares amount					$ 946,181	946,181
Other offering costs				604,011		604,011
Net proceeds				79,931,250		79,931,250
Cash held of trust account				$ 79,815		$ 411,711
Assets held in trust percentage				80.00%		80.00%
Pro rata interest earned (in Dollars per share)				$ 10.15		$ 10.15
Deposit in trust account				$ 787,500		$ 787,500
Deposits per share (in Dollars per share)				$ 0.1		$ 0.1
Cash balance				$ 79,815		$ 411,711
Working capital deficit				$ 2,519,497		$ 967,467
Representative shares (in Shares)						946,169
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Sale of units (in Shares)	7,875,000	7,875,000
Underwriters exercise issued (in Shares)	375,000	375,000
Gross proceeds	$ 78,750,000	$ 78,750,000
Private placement of warrants (in Shares)				3,762,500		7,875,000
Generating gross proceeds				$ 3,762,500		$ 3,762,500
Offering costs				5,093,930		5,093,930
Representative shares amount				946,169
Underwriters exercise issued		$ 375,000
Private placement of warrants						$ 3,762,500
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)						$ 1
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Underwriting fees				$ 2,362,500		$ 2,362,500
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Sale of units (in Shares)						118,125
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)	$ 10	$ 10
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)							$ 1
Warrant [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)				$ 1
Business Acquisition [Member]
Description of Organization and Business Operations [Line Items]
Business combination acquires percentage				50.00%		50.00%